Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Nov. 30, 2016
Restricted cash	$ 75,000	$ 75,000
Allowance for doubtful accounts receivable	0	0
Impairment of patents
Computation of basic net loss per share	9,736,722	12,012,189
Minimum [Member]
Estimated useful lives of property, plant and equipment	3 years
Maximum [Member]
Estimated useful lives of property, plant and equipment	10 years
Accounting Standards Update 2016-18 [Member]
Restricted cash			$ 75,000